Deferred policy acquisition costs - FY (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Deferred policy acquisition costs [Abstract]
Deferred Policy Acquisition Costs
The following table presents the amounts of policy acquisition costs deferred and amortized for the three and nine months ended September 30, 2016 and 2015:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2016	2015	2016	2015
	(in thousands)
Balance, beginning of period	$5,515	$(4,050)	$(1,696)	$(3,763)
Policy acquisition costs deferred:
Direct commissions	7,119	6,765	20,967	19,534
Ceding commissions	(4,918)	(10,138)	(7,122)	(28,876)
Other underwriting and policy acquisition costs	830	833	2,256	2,435
Policy acquisition costs deferred	3,031	(2,540)	16,101	(6,907)
Amortization of net policy acquisition costs	(2,988)	2,309	(8,847)	6,389
Balance, end of period	$5,558	$(4,281)	$5,558	$(4,281)

The following table presents the amounts of policy acquisition costs deferred and amortized for the years ended:

	Year Ended December 31,
	2015	2014	2013
	(in thousands)
Balance, beginning of year	$(3,763)	$(789)	$3,742
Policy acquisition costs deferred:
Direct commissions	26,142	23,524	18,406
Ceding commissions	(34,478)	(34,808)	(25,862)
Other underwriting and policy acquisition costs	3,013	2,364	1,778
Policy acquisition costs deferred	(5,323)	(8,920)	(5,678)
Amortization of net policy acquisition costs	7,390	5,946	1,147
Balance, end of year	$(1,696)	$(3,763)	$(789)